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                            UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.   20549

                              Form 13F

                        Form 13F COVER PAGE

Report for the Quarter Ended:    March 31, 2007

Check here if Amendment [   ];  Amendment Number:  ________________________

  This Amendment (Check only one.):           [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Address:   320 Park Avenue
           New York, NY 10022-6839

Form 13F  File Number:   28-1391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Manfred Altstadt
            ----------------
Title:      Senior Executive Vice President and Chief Financial Officer
            -----------------------------------------------------------
Phone:      (212)  224-1543
            ---------------
Signature, Place, and Date of Signing:

/s/  Manfred Altstadt                 New York, N. Y.         April 20, 2007
---------------------                 ---------------         --------------
[Signature]                           [City, State]           [Date]

Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of  Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F  File Number          Name

                                      Mutual of America Capital Management
       28-4274                        Corporation
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